Acquisitions, Goodwill and Intangible Assets - Allocation of Consideration (Details) $ in Thousands			12 Months Ended
	Oct. 01, 2019 USD ($)	Oct. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item
Acquisitions, Goodwill and Intangible Assets
Number of immaterial acquisitions | item					1
Number of new acquisitions | item			0
Business combination allocated based on fair value of the assets and the liabilities
Consideration		$ 50,000
Property and equipment, net		466
Identifiable intangible assets acquired		21,942	$ 17,500
Other tangible assets		2,874
Liabilities assumed		(2,434)
Goodwill		27,152	$ 28,989	$ 29,346	$ 13,420
Total consideration		50,000
Yizhibo
Acquisitions, Goodwill and Intangible Assets
Cash consideration	$ 10,000	40,000
Business combination allocated based on fair value of the assets and the liabilities
Consideration		$ 50,000
Revenue increase due to acquisition				$ 28,000
Yizhibo | Supplier-relationship
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets		5 years
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired		$ 9,700
Yizhibo | Core Technology
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets		8 years
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired		$ 6,600
Yizhibo | Trademark and Domain name
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets		10 years
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired		$ 5,600